Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The
date of this meeting is chosen at least a year in advance, and therefore awards are not coordinated with the release of material non-public information. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. The Company does not currently grant stock options to its employees.

Award Timing Method	The date of this meeting is chosen at least a year in advance, and therefore awards are not coordinated with the release of material non-public information.